SCHEDULE OF EXERCISE PRICES OF OUTSTANDING SHARE OPTIONS (Details)	12 Months Ended
Jan. 31, 2024
IfrsStatementLineItems [Line Items]
Number of options exercisable	556,667
November 24, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of options exercisable	556,667
Grant date	November 24, 2021
Options exercise price and expiry date description	$0.75 expiring on November 24, 2026